Submission	Jan. 08, 2025
Submission [Line Items]
Central Index Key	0001657788
Registrant Name	Kimbell Royalty Partners, LP
Registration File Number	333-273609
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES